                                                                       March 11, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

         Re:      Pruco Life Flexible Premium Variable Annuity Account
                  (File No. 811-07325)

                  Discovery Choice Variable Annuity
                  (File No. 333-79201)
Dear Commissioners: On behalf of Pruco Life Insurance Company and the Pruco Life Flexible Premium Variable Annuity Account ("the Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's annual report for the period ending December 31, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act. In addition to information transmitted herewith, we incorporate by reference the following annual reports with respect to the following specific portfolios: AIM V.I. Core Equity Fund, AIM V.I. Premier Equity Fund; Janus Mid Cap Growth, Janus International Value Portfolio, MFS Emerging Growth Series, MFS Research Series; OpCap Managed Portfolio, OpCap Small Cap Portfolio; T. Rowe Price Equity Income Portfolio, T. Rowe Price International Stock Portfolio; Credit Suisse Trust Global Post-Venture Capital Portfolio; Franklin Small Cap Fund-Class 2; American Century VP Value; AllianceBernstein Premier Growth Portfolio; Davis Value Portfolio; The Prudential Series Fund, Inc.: Diversified Bond, Diversified Conservative Growth, Prudential Value, Equity, Global, High Yield Bond, Money Market, Jennison, Small Capitalization Stock, Stock Index, Jennison 20/20 Focus, SP Aggressive Growth Asset Allocation, SP Alliance Technology, SP Balanced Asset Allocation, SP Conservative Asset Allocation, SP Growth Asset Allocation, SP INVESCO Small Company Growth, SP Jennison International Growth, SP Large Cap Value, SP MFS Capital Opportunities, SP Mid Cap Growth Portfolio, SP PIMCO Total Return, SP Prudential U.S. Emerging Growth, SP Small/Mid Cap Value and SP Strategic Partners Focused Growth Portfolios.
Filer/Entity:              AIM Variable Insurance Funds
Registration No.:          811-07452
CIK No.:                   0000896435
Accession No.:             0000950129-04-001037
Date of Filing:            03/05/2004

Filer/Entity:              AllianceBernstein Variable Products Series Fund Inc
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-04-000088
Date of Filing:            03/10/2004

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-04-000005
Date of Filing:            02/27/2004

Filer/Entity:              Credit Suisse Trust Global Post-Venture Capital Portfolio
Registration No.:          811-07261
CIK No.:                   0000941568
Accession No.:             0001047469-04-006871
Date of Filing:            03/08/2004

Filer/Entity:              Davis Value Portfolio
Registration No.:          811-09293
CIK No.:                   0001084060
Accession No.:             0001084060-04-000005
Date of Filing:            02/26/2004

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-04-032195
Date of Filing:            03/01/2004

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0000906185-04-000004
Date of Filing:            02/27/2004

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-04-000958
Date of Filing:            03/05/2004

Filer/Entity:              PIMCO Advisors VIT
Registration No.:          811-08512
CIK No.:                   0000923185
Accession No.:             0001047469-04-007328
Date of Filing:            03/10/2004

Filer/Entity:              T. Rowe Price Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-04-000009
Date of Filing:            03/02/2004

Filer/Entity:              T. Rowe Price International Stock Portfolio
Registration No.:          811-07145
CIK No.:                   0000918292
Accession No.:             0000918292-04-000003
Date of Filing:            03/02/2004

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-04-037239
Date of Filing:            03/09/2004
If you have any questions regarding this filing, please contact me at (973) 802-6997.

                                                              Sincerely,

                                                              /s/ C. Christopher Sprague

                                                              C. Christopher Sprague
                                                              Vice President and Corporate Counsel